Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (6,099)	£ (6,439)
Fair value of funded scheme assets	6,302	6,612
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	898	907
Unrecognised funded scheme surpluses	(124)	(56)	£ (40)	£ (60)
Surplus (deficit) in plan	79	117
Non-current net defined benefit liability	(801)	(820)
Retirement benefit assets	880	937
Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,404)	(5,705)
Fair value of funded scheme assets	6,302	6,612
Unrecognised funded scheme surpluses	(124)	(56)
Surplus (deficit) in plan	774	851
Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(695)	(734)
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,614)	(5,918)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	909	912
Unrecognised funded scheme surpluses	(124)	(56)	(40)	(60)
Surplus (deficit) in plan	437	498
Non-current net defined benefit liability	(436)	(434)
Retirement benefit assets	873	932
Pension schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,266)	(5,560)
Fair value of funded scheme assets	6,175	6,472
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	909	912
Unrecognised funded scheme surpluses	(124)	(56)
Surplus (deficit) in plan	785	856
Pension schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(348)	(358)
Healthcare schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(485)	(521)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(11)	(5)
Unrecognised funded scheme surpluses	0	0	£ 0	£ 0
Surplus (deficit) in plan	(358)	(381)
Non-current net defined benefit liability	(365)	(386)
Retirement benefit assets	7	5
Healthcare schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(138)	(145)
Fair value of funded scheme assets	127	140
Unrecognised funded scheme surpluses	0	0
Surplus (deficit) in plan	(11)	(5)
Healthcare schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (347)	£ (376)